UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha,   NE

           68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux

            Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

9/30

Date of reporting period: 6/30/10

Item 1.  Schedule of Investments.

Lacerte Guardian Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2010
Shares				Market Value

	EXCHANGE TRADED FUNDS - 84.97%
	EQUITY FUND - 84.97%
38,000	iShares Russell 2000 Index Fund			$ 2,321,040
134,000	Powershares QQQ			5,723,140
160,000	ProShares Ultra S&P 500			5,158,400
80,000	SPDR S&P 500 ETF Trust			8,257,600
	TOTAL EXCHANGE TRADED FUNDS			21,460,180
	( Cost - $23,996,817)

Contracts	PURCHASED PUT OPTIONS - 4.77%
380	iShares Russell 2000 Index Fund
	Expiration August 2010, Exercise Price $61.00			133,000
1,340	Powershares QQQ
	Expiration August 2010, Exercise Price $43.00			286,760
800	SPDR S&P 500 ETF Trust
	Expiration August 2010, Exercise Price $102.00			344,000
800	ProShares Ultra S&P 500
	Expiration August 2010, Exercise Price $31.00			188,800
800	ProShares Ultra S&P 500
	Expiration August 2010, Exercise Price $33.00			252,000
	TOTAL PURCHASED PUT OPTIONS			1,204,560
	( Cost - $603,638)

	SHORT-TERM INVESTMENTS - 6.72%
Shares	MONEY MARKET FUND - 6.72%
1,697,996	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.25% +			1,697,996
	TOTAL SHORT-TERM INVESTMENTS			1,697,996
	( Cost - $1,697,996)

	TOTAL INVESTMENTS - 96.46%
	( Cost - $26,298,451)			24,362,736
	CALL OPTIONS WRITTEN - (0.16) %			(41,260)
	OTHER ASSETS LESS LIABILITIES - 3.70%			934,147
	NET ASSETS - 100.00%			$ 25,255,623

Contracts	SCHEDULE OF CALL OPTIONS WRITTEN - (0.16) %
380	iShares Russell 2000 Index Fund
	Expiration August 2010, Exercise Price $71.00			$ 11,020
740	Powershares QQQQ
	Expiration August 2010, Exercise Price $49.00			8,140
800	SPDR S&P 500 ETF Trust
	Expiration July 2010, Exercise Price $116.00			3,200
700	ProShares Ultra S&P 500
	Expiration August 2010, Exercise Price $41.00			18,900
	TOTAL OPTIONS WRITTEN			41,260
	(Proceeds - $224,070)

+ Reflects yield at June 30, 2010.
Lacerte Guardian Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2010

	At June 30, 2010, net unrealized appreciation (depreciation) on investment securities,
	for financial reporting purposes, was as follows:
	Aggregate gross unrealized appreciation for all investments for which there was
	an excess of value over cost:			$ 600,922
	Aggregate gross unrealized depreciation for all investments for which there was
	an excess of cost over value:			(2,536,637)
	Net unrealized depreciation			$ (1,935,715)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 -  Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.   These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves,  default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participate would use in valuing the assets or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security.
To the extent that valuation is based on models or inputs that are less of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level  input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund's assets carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 21,460,180	$ -	$ -	$ 21,460,180
Purchased Options	$ 1,204,560	-	-	$ 1,204,560
Short-Term Investments	$ -	1,697,996	-	$ 1,697,996
Total	$ 22,664,740	$ 1,204,506	$ -	$ 24,362,736

Liabilities	Level 1	Level 2	Level 3	Total
Open Written Options	$ 41,260	$ -	$ -	$ 41,260
Total	$ 41,260	$ -	$ -	$ 41,260

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

Andrew Rogers, President

Date

8/18/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

Andrew Rogers, President

Date

8/18/10

By (Signature and Title)

*/s/ Kevin Wolf

Kevin Wolf, Treasurer

Date

8/18/10